Deferred Acquisition Costs and Other Actuarial Balances (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disaggregated DAC amounts and reconciliation (Table)

	June 30, 2024	December 31, 2023

	(in millions)
Retirement and Income Solutions:
Workplace savings and retirement solutions	$509.7	$506.4
Individual variable annuities	289.9	279.5
Pension risk transfer	17.7	15.4
Individual fixed deferred annuities	95.5	106.1
Investment only	12.3	11.5
Total Retirement and Income Solutions	925.1	918.9
Benefits and Protection:
Specialty Benefits:
Individual disability	683.6	667.7
Life Insurance:
Universal life	1,537.9	1,545.3
Term life	656.0	678.8
Participating life	81.3	84.7
Total Benefits and Protection	2,958.8	2,976.5
Short-duration contracts	37.2	31.1
Total DAC per consolidated statements of financial position	$3,921.1	$3,926.5

	December 31, 2023	December 31, 2022

	(in millions)
Retirement and Income Solutions:
Workplace savings and retirement solutions	$506.4	$498.0
Individual variable annuities	279.5	278.0
Pension risk transfer	15.4	8.1
Individual fixed deferred annuities	106.1	131.0
Investment only	11.5	14.9
Total Retirement and Income Solutions	918.9	930.0
Benefits and Protection:
Specialty Benefits:
Individual disability	667.7	626.1
Life Insurance:
Universal life	1,545.3	1,569.7
Term life	678.8	685.7
Participating life	84.7	93.0
Total Benefits and Protection	2,976.5	2,974.5
Short-duration contracts	31.1	34.7
Total DAC per consolidated statements of financial position	$3,926.5	$3,939.2

Disaggregated unearned revenue liability amounts and reconciliation (Table)

	June 30, 2024	December 31, 2023

	(in millions)
Benefits and Protection – Life Insurance:
Universal life	$498.7	$485.5
Total unearned revenue liability	$498.7	$485.5

	December 31, 2023	December 31, 2022

	(in millions)
Benefits and Protection – Life Insurance:
Universal life	$485.5	$459.0
Total unearned revenue liability	$485.5	$459.0

Disaggregated Rollforward at Adoption - Unearned Revenue Liability (Table)

Benefits and Protection

The balances and changes in the unearned revenue liability for 2021 for Life Insurance – Universal life were as follows:

For the year ended
December 31, 2021
(in millions)
Balance at beginning of period	$384.4
Deferrals	66.1
Revenue recognized	(25.2)
Balance at end of period	$425.3

Retirement and Income Solutions
Disaggregated DAC amounts and reconciliation (Table)

Retirement and Income Solutions

The balances and changes in DAC were as follows:

	Workplace			Individual
	savings and	Individual	Pension	fixed
	retirement	variable	risk	deferred	Investment
	solutions	annuities	transfer	annuities	only

	(in millions)
Balances as of January 1, 2023	$498.0	$278.0	$8.1	$131.0	$14.9
Costs deferred	48.1	27.4	7.9	—	1.3
Amortized to expense	(39.7)	(25.9)	(0.6)	(24.9)	(4.7)
Balances as of December 31, 2023	506.4	279.5	15.4	106.1	11.5
Costs deferred	23.4	23.9	2.7	—	3.3
Amortized to expense	(20.1)	(13.5)	(0.4)	(10.6)	(2.5)
Balances as of June 30, 2024	$509.7	$289.9	$17.7	$95.5	$12.3

Retirement and Income Solutions

The balances and changes in DAC were as follows:

	Workplace			Individual
	savings and	Individual	Pension	fixed
	retirement	variable	risk	deferred	Investment
	solutions	annuities	transfer	annuities	only

	(in millions)
Balances as of January 1, 2022	$489.0	$281.2	$2.7	$162.2	$18.1
Costs deferred	48.3	22.5	5.6	—	1.4
Amortized to expense	(39.3)	(25.7)	(0.2)	(31.2)	(4.6)
Balances as of December 31, 2022	498.0	278.0	8.1	131.0	14.9
Costs deferred	48.1	27.4	7.9	—	1.3
Amortized to expense	(39.7)	(25.9)	(0.6)	(24.9)	(4.7)
Balances as of December 31, 2023	$506.4	$279.5	$15.4	$106.1	$11.5

Benefits and Protection
Disaggregated DAC amounts and reconciliation (Table)

Benefits and Protection

The balances and changes in DAC were as follows:

	Specialty Benefits	Life Insurance
	Individual
	disability	Universal life	Term life	Participating life

	(in millions)
Balances as of January 1, 2023	$626.1	$1,569.7	$685.7	$93.0
Costs deferred	86.7	70.7	55.0	1.4
Amortized to expense	(45.1)	(95.1)	(61.9)	(9.7)
Balances as of December 31, 2023	667.7	1,545.3	678.8	84.7
Costs deferred	39.4	39.5	7.9	1.0
Amortized to expense	(23.5)	(46.9)	(30.7)	(4.4)
Balances as of June 30, 2024	$683.6	$1,537.9	$656.0	$81.3

Benefits and Protection

The balances and changes in DAC were as follows:

	Specialty Benefits	Life Insurance
	Individual
	disability	Universal life	Term life	Participating life

	(in millions)
Balances as of January 1, 2022	$580.7	$1,596.2	$678.9	$102.3
Costs deferred	87.6	70.6	66.7	1.4
Amortized to expense	(42.2)	(97.1)	(59.9)	(10.7)
Balances as of December 31, 2022	626.1	1,569.7	685.7	93.0
Costs deferred	86.7	70.7	55.0	1.4
Amortized to expense	(45.1)	(95.1)	(61.9)	(9.7)
Balances as of December 31, 2023	$667.7	$1,545.3	$678.8	$84.7

Disaggregated Rollforward at Adoption - Unearned Revenue Liability (Table)

Benefits and Protection

The balances and changes in the unearned revenue liability for Life Insurance – Universal life contracts were as follows:

	For the six months ended	For the year ended
	June 30, 2024	December 31, 2023

	(in millions)
Balance at beginning of period	$485.5	$459.0
Deferrals	28.6	56.3
Revenue recognized	(15.4)	(29.8)
Balance at end of period	498.7	485.5
Reinsurance impact	(223.2)	(225.1)
Balance at end of period after reinsurance	$275.5	$260.4

Benefits and Protection

The balances and changes in the unearned revenue liability for Life Insurance – Universal life contracts were as follows:

	For the year ended	For the year ended
	December 31, 2023	December 31, 2022

	(in millions)
Balance at beginning of period	$459.0	$425.3
Deferrals	56.3	61.8
Revenue recognized	(29.8)	(28.1)
Balance at end of period	485.5	459.0
Reinsurance impact	(225.1)	(227.9)
Balance at end of period after reinsurance	$260.4	$231.1